Supplement dated January 27, 2017
to the Prospectus and Summary Prospectus of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Mid Cap Growth Fund	1/1/2017
Effective immediately, the list of portfolio managers in the subsection “Fund Management” in the Summary Prospectus and in the "Summary of the Fund — Fund Management" section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
George Myers, CFA	Senior Portfolio Manager	Lead manager	2006
Brian Neigut	Senior Portfolio Manager	Co-manager	2007
William Chamberlain, CFA	Senior Portfolio Manager	Co-manager	2013
The rest of the section remains the same.
Effective immediately, the caption "Portfolio Managers” and the information beneath it, in the “More Information About the Fund — Primary Service Providers” section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
George Myers, CFA	Senior Portfolio Manager	Lead manager	2006
Brian Neigut	Senior Portfolio Manager	Co-manager	2007
William Chamberlain, CFA	Senior Portfolio Manager	Co-manager	2013
Mr. Myers joined one of the Columbia Management legacy firms or acquired business lines in 2004. Mr. Myers began his investment career in 1998 and earned a B.B.A. and M.S. in finance from the University of Wisconsin in Madison.
Mr. Neigut joined one of the Columbia Management legacy firms or acquired business lines in 2007. Mr. Neigut began his investment career in 1995 and earned a B.B.A. from Pacific Lutheran University.
Mr. Chamberlain joined one of the Columbia Management legacy firms or acquired business lines in 1995. Mr. Chamberlain earned a B.B.A. degree in finance from Pacific Lutheran University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP194_08_002_(01/17)